LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.26%
Aerospace & Defense–0.79%
Curtiss-Wright	22,219	$ 2,518,301
†Teledyne Technologies	18,958	4,493,236
		7,011,537
Air Freight & Logistics–0.34%
†XPO Logistics	57,000	3,063,180
		3,063,180
Airlines–0.29%
†JetBlue Airways	159,358	2,607,097
		2,607,097
Auto Components–0.99%
Adient	44,446	576,020
Dana	75,799	1,344,674
Delphi Technologies	45,349	873,422
Gentex	137,069	2,834,587
Goodyear Tire & Rubber	121,900	2,212,485
†Visteon	15,138	1,019,544
		8,860,732
Automobiles–0.19%
Thor Industries	27,471	1,713,366
		1,713,366
Banks–7.00%
Associated Banc-Corp	86,754	1,852,198
BancorpSouth Bank	47,563	1,342,228
Bank of Hawaii	21,832	1,721,890
Bank OZK	62,452	1,809,859
Cathay General Bancorp	40,364	1,368,743
Chemical Financial	36,993	1,522,632
Commerce Bancshares	51,856	3,010,759
Cullen/Frost Bankers	32,833	3,187,099
East West Bancorp	75,712	3,631,905
First Financial Bankshares	35,400	2,045,412
First Horizon National	165,568	2,314,641
FNB	167,624	1,776,814
Fulton Financial	88,135	1,364,330
Hancock Whitney	44,978	1,817,111
Home BancShares	80,519	1,414,719
International Bancshares	28,857	1,097,432
PacWest Bancorp	63,715	2,396,321
Pinnacle Financial Partners	37,845	2,070,122
Prosperity Bancshares	34,729	2,398,385
Signature Bank	28,719	3,678,042
Sterling Bancorp	110,684	2,062,043
Synovus Financial	82,840	2,846,382
TCF Financial	85,162	1,762,002
†Texas Capital Bancshares	26,255	1,433,260
Trustmark	33,752	1,135,080
UMB Financial	23,536	1,507,245
Umpqua Holdings	115,634	1,907,961
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
United Bankshares	53,333	$ 1,932,788
Valley National Bancorp	171,443	1,642,424
Webster Financial	48,271	2,445,892
Wintrust Financial	29,646	1,996,065
		62,491,784
Beverages–0.15%
†Boston Beer Class A	4,491	1,323,632
		1,323,632
Biotechnology–0.87%
†Exelixis	156,184	3,717,179
†Ligand Pharmaceuticals Class B	10,996	1,382,307
†United Therapeutics	22,817	2,678,032
		7,777,518
Building Products–0.90%
Lennox International	18,691	4,941,901
†Resideo Technologies	64,442	1,243,086
†Trex	30,700	1,888,664
		8,073,651
Capital Markets–2.98%
Eaton Vance	60,962	2,457,378
Evercore Class A	21,170	1,926,470
FactSet Research Systems	19,890	4,938,090
Federated Investors Class B	50,080	1,467,845
Interactive Brokers Group Class A	39,394	2,043,761
Janus Henderson Group	86,184	2,152,876
Legg Mason	44,849	1,227,517
MarketAxess Holdings	19,665	4,839,163
SEI Investments	67,266	3,514,649
Stifel Financial	37,701	1,989,105
		26,556,854
Chemicals–2.76%
Ashland Global Holdings	32,657	2,551,491
Cabot	31,043	1,292,320
Chemours	86,952	3,231,136
†Ingevity	21,700	2,291,737
Minerals Technologies	18,283	1,074,858
NewMarket	4,620	2,003,047
Olin	86,136	1,993,187
PolyOne	40,337	1,182,278
RPM International	69,344	4,024,726
Scotts Miracle-Gro Class A	20,546	1,614,505
Sensient Technologies	22,138	1,500,735
Valvoline	98,470	1,827,603
		24,587,623
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–1.46%
Brink's	26,135	$ 1,970,840
†Clean Harbors	26,694	1,909,422
Deluxe	22,611	988,553
Healthcare Services Group	38,771	1,279,055
Herman Miller	31,114	1,094,591
HNI	22,414	813,404
MSA Safety	18,106	1,872,160
Pitney Bowes	96,301	661,588
†Stericycle	44,730	2,434,207
		13,023,820
Communications Equipment–1.46%
†ARRIS International	85,439	2,700,727
†Ciena	75,380	2,814,689
InterDigital	16,932	1,117,173
†Lumentum Holdings	39,931	2,257,699
†NetScout Systems	36,347	1,020,260
Plantronics	17,426	803,513
†ViaSat	29,820	2,311,050
		13,025,111
Construction & Engineering–1.21%
†AECOM	81,776	2,426,294
†Dycom Industries	15,991	734,627
EMCOR Group	29,147	2,130,063
Granite Construction	24,603	1,061,619
KBR	73,824	1,409,300
†MasTec	32,015	1,539,921
Valmont Industries	11,428	1,486,783
		10,788,607
Construction Materials–0.23%
Eagle Materials	24,242	2,043,601
		2,043,601
Consumer Finance–0.57%
†Green Dot Class A	24,900	1,510,185
Navient	112,833	1,305,478
SLM	227,831	2,257,805
		5,073,468
Containers & Packaging–1.42%
AptarGroup	32,869	3,496,933
Bemis	47,597	2,640,682
Greif Class A	13,736	566,610
Owens-Illinois	79,779	1,514,205
Silgan Holdings	40,705	1,206,089
Sonoco Products	52,210	3,212,481
		12,637,000
Distributors–0.38%
Pool	20,461	3,375,451
		3,375,451
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.88%
†Adtalem Global Education	30,786	$ 1,426,008
Graham Holdings Class B	2,307	1,576,096
Service Corp. International	94,477	3,793,252
†Sotheby's	17,322	653,905
†Weight Watchers International	19,388	390,668
		7,839,929
Electric Utilities–1.53%
ALLETE	27,026	2,222,348
Hawaiian Electric Industries	57,139	2,329,557
IDACORP	26,337	2,621,585
OGE Energy	104,262	4,495,777
PNM Resources	41,218	1,951,260
		13,620,527
Electrical Equipment–1.28%
Acuity Brands	20,995	2,519,610
EnerSys	22,624	1,474,180
Hubbell	28,545	3,367,739
nVent Electric	84,339	2,275,466
Regal Beloit	22,353	1,830,040
		11,467,035
Electronic Equipment, Instruments & Components–4.12%
†Arrow Electronics	44,166	3,403,432
Avnet	56,424	2,447,109
Belden	20,870	1,120,719
Cognex	89,860	4,570,280
†Coherent	12,627	1,789,498
Jabil	74,334	1,976,541
Littelfuse	12,876	2,349,612
National Instruments	58,859	2,610,985
SYNNEX	21,768	2,076,450
†Tech Data	19,324	1,978,971
†Trimble	131,134	5,297,814
Vishay Intertechnology	69,290	1,279,786
†Zebra Technologies Class A	28,051	5,877,526
		36,778,723
Energy Equipment & Services–1.15%
†Apergy	40,496	1,662,766
Core Laboratories	23,208	1,599,728
Ensco Class A	223,380	877,883
†McDermott International	95,116	707,663
†Oceaneering International	51,982	819,756
Patterson-UTI Energy	113,922	1,597,186
†Rowan Class A	66,912	721,981
†Transocean	265,510	2,312,592
		10,299,555
Entertainment–0.76%
Cinemark Holdings	55,873	2,234,361

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Live Nation Entertainment	72,256	$ 4,591,146
		6,825,507
Equity Real Estate Investment Trusts–9.43%
Alexander & Baldwin	34,654	881,598
American Campus Communities	71,558	3,404,730
Brixmor Property Group	156,800	2,880,416
Camden Property Trust	50,394	5,114,991
CoreCivic	62,223	1,210,237
CoreSite Realty	18,974	2,030,598
Corporate Office Properties Trust	57,092	1,558,612
Cousins Properties	220,550	2,130,513
CyrusOne	56,737	2,975,288
Douglas Emmett	84,388	3,410,963
EPR Properties	38,856	2,988,026
First Industrial Realty Trust	66,403	2,348,010
GEO Group	63,890	1,226,688
Healthcare Realty Trust	64,742	2,078,866
Highwoods Properties	54,307	2,540,481
Hospitality Properties Trust	86,263	2,269,580
JBG SMITH Properties	57,866	2,392,759
Kilroy Realty	52,610	3,996,256
Lamar Advertising Class A	44,499	3,526,991
Liberty Property Trust	77,248	3,740,348
Life Storage	24,335	2,367,065
Mack-Cali Realty	47,462	1,053,656
Medical Properties Trust	198,922	3,682,046
National Retail Properties	84,617	4,686,936
Omega Healthcare Investors	106,961	4,080,562
Pebblebrook Hotel Trust	68,474	2,126,802
PotlatchDeltic	35,035	1,323,973
Rayonier	66,873	2,107,837
Sabra Health Care REIT	92,264	1,796,380
Senior Housing Properties Trust	124,619	1,468,012
Tanger Factory Outlet Centers	49,330	1,034,943
Taubman Centers	31,604	1,671,220
Uniti Group	94,455	1,056,951
Urban Edge Properties	60,077	1,141,463
Weingarten Realty Investors	61,717	1,812,628
		84,116,425
Food & Staples Retailing–0.44%
Casey's General Stores	19,182	2,470,066
†Sprouts Farmers Market	66,012	1,421,899
		3,891,965
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–1.73%
Flowers Foods	94,864	$ 2,022,501
†Hain Celestial Group	47,102	1,088,998
Ingredion	34,757	3,291,140
Lancaster Colony	10,180	1,595,104
†Post Holdings	34,816	3,808,871
Sanderson Farms	10,392	1,370,081
Tootsie Roll Industries	9,890	368,306
†TreeHouse Foods	29,346	1,894,284
		15,439,285
Gas Utilities–1.91%
National Fuel Gas	44,907	2,737,531
New Jersey Resources	46,275	2,304,032
ONE Gas	27,570	2,454,557
Southwest Gas Holdings	27,841	2,290,201
Spire	26,622	2,190,724
UGI	90,734	5,028,478
		17,005,523
Health Care Equipment & Supplies–3.67%
†Avanos Medical	24,549	1,047,751
Cantel Medical	19,003	1,271,111
†Globus Medical Class A	39,848	1,968,890
†Haemonetics	26,705	2,336,153
Hill-Rom Holdings	35,129	3,718,756
†ICU Medical	8,585	2,054,648
†Inogen	9,247	881,886
†Integra LifeSciences Holdings	36,566	2,037,458
†LivaNova	25,532	2,482,987
†Masimo	25,480	3,523,375
†NuVasive	26,977	1,532,024
STERIS	44,142	5,651,500
West Pharmaceutical Services	38,671	4,261,544
		32,768,083
Health Care Providers & Services–2.32%
†Acadia Healthcare	46,293	1,356,848
†Amedisys	15,292	1,884,892
Chemed	8,329	2,665,863
†Covetrus	49,400	1,573,390
Encompass Health	51,684	3,018,345
†HealthEquity	28,408	2,101,624
†MEDNAX	46,286	1,257,591
†Molina Healthcare	32,575	4,624,347
Patterson	42,214	922,376
†Tenet Healthcare	43,593	1,257,222
		20,662,498
Health Care Technology–0.37%
†Allscripts Healthcare Solutions	91,852	876,268

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Medidata Solutions	32,655	$ 2,391,652
		3,267,920
Hotels, Restaurants & Leisure–4.02%
Boyd Gaming	41,836	1,144,633
Brinker International	20,295	900,692
†Caesars Entertainment	304,600	2,646,974
Cheesecake Factory	21,309	1,042,436
Churchill Downs	18,544	1,673,781
Cracker Barrel Old Country Store	12,434	2,009,459
Domino's Pizza	21,397	5,522,566
Dunkin' Brands Group	43,207	3,244,846
†Eldorado Resorts	34,026	1,588,674
International Speedway Class A	12,548	547,469
Jack in the Box	13,547	1,098,120
Marriott Vacations Worldwide	20,469	1,913,851
Papa John's International	11,519	609,931
†Penn National Gaming	56,723	1,140,132
†Scientific Games Class A	28,954	591,241
Six Flags Entertainment	37,128	1,832,267
Texas Roadhouse	34,982	2,175,531
Wendy's	94,460	1,689,889
Wyndham Destinations	49,066	1,986,682
Wyndham Hotels & Resorts	50,942	2,546,591
		35,905,765
Household Durables–1.47%
†Helen of Troy	13,631	1,580,651
KB Home	44,041	1,064,471
†NVR	1,775	4,911,425
†Tempur Sealy International	24,056	1,387,309
Toll Brothers	70,913	2,567,051
†TRI Pointe Group	74,769	945,080
Tupperware Brands	24,789	634,103
		13,090,090
Household Products–0.17%
Energizer Holdings	33,303	1,496,304
		1,496,304
Industrial Conglomerates–0.41%
Carlisle	29,823	3,656,896
		3,656,896
Insurance–4.55%
†Alleghany	7,573	4,637,705
American Financial Group	36,856	3,545,916
Brown & Brown	120,944	3,569,057
CNO Financial Group	83,340	1,348,441
First American Financial	58,480	3,011,720
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Genworth Financial Class A	263,154	$ 1,007,880
Hanover Insurance Group	21,082	2,406,932
Kemper	31,919	2,430,313
Mercury General	13,857	693,820
Old Republic International	148,696	3,110,720
Primerica	22,490	2,747,154
Reinsurance Group of America	32,775	4,653,394
RenaissanceRe Holdings	22,043	3,163,170
WR Berkley	50,362	4,266,669
		40,592,891
Interactive Media & Services–0.24%
†Cars.com	32,260	735,528
†Yelp	40,112	1,383,864
		2,119,392
IT Services–2.70%
†CACI International Class A	13,039	2,373,359
†CoreLogic	42,196	1,572,223
Leidos Holdings	76,061	4,874,749
†LiveRamp Holdings	35,797	1,953,442
MAXIMUS	33,154	2,353,271
Perspecta	74,187	1,500,061
Sabre	143,910	3,078,235
Science Applications International	26,714	2,055,642
†WEX	22,537	4,326,879
		24,087,861
Leisure Products–0.54%
Brunswick	45,641	2,297,112
Polaris Industries	29,775	2,513,903
		4,811,015
Life Sciences Tools & Services–1.77%
†Bio-Rad Laboratories Class A	10,521	3,216,059
Bio-Techne	19,688	3,909,053
†Charles River Laboratories International	25,145	3,652,311
†PRA Health Sciences	30,901	3,408,071
†Syneos Health	31,490	1,629,923
		15,815,417
Machinery–4.90%
AGCO	33,412	2,323,805
†Colfax	49,600	1,472,128
Crane	26,652	2,255,292
Donaldson	66,774	3,342,706
Graco	86,943	4,305,417
IDEX	39,517	5,996,310
ITT	45,765	2,654,370

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Kennametal	42,505	$ 1,562,059
Lincoln Electric Holdings	32,882	2,757,813
Nordson	26,856	3,558,957
Oshkosh	36,432	2,737,136
Terex	32,120	1,032,016
Timken	36,274	1,582,272
Toro	55,586	3,826,540
Trinity Industries	70,064	1,522,491
Woodward	29,066	2,758,073
		43,687,385
Marine–0.23%
†Kirby	27,852	2,091,964
		2,091,964
Media–1.36%
†AMC Networks Class A	23,299	1,322,451
Cable One	2,607	2,558,458
John Wiley & Sons Class A	23,829	1,053,718
Meredith	20,933	1,156,758
New York Times Class A	73,811	2,424,691
TEGNA	112,818	1,590,734
World Wrestling Entertainment Class A	22,952	1,991,775
		12,098,585
Metals & Mining–2.00%
†Allegheny Technologies	64,995	1,661,922
Carpenter Technology	24,571	1,126,580
Commercial Metals	60,043	1,025,535
Compass Minerals International	17,854	970,722
Reliance Steel & Aluminum	34,902	3,150,255
Royal Gold	34,197	3,109,533
Steel Dynamics	119,912	4,229,296
United States Steel	91,582	1,784,933
Worthington Industries	20,599	768,755
		17,827,531
Multiline Retail–0.34%
Dillard's Class A	9,724	700,322
†Ollie's Bargain Outlet Holdings	27,051	2,308,262
		3,008,584
Multi-Utilities–0.73%
Black Hills	27,915	2,067,664
MDU Resources Group	102,449	2,646,258
NorthWestern	25,989	1,829,885
		6,543,807
Oil, Gas & Consumable Fuels–2.61%
†Callon Petroleum	119,798	904,475
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Chesapeake Energy	546,795	$ 1,695,064
†CNX Resources	105,639	1,137,732
EQT	133,009	2,758,607
Equitrans Midstream	105,108	2,289,252
†Matador Resources	54,451	1,052,538
Murphy Oil	85,071	2,492,580
†Oasis Petroleum	142,722	862,041
PBF Energy Class A	62,011	1,931,023
†QEP Resources	124,489	969,769
Range Resources	108,768	1,222,552
SM Energy	54,332	950,267
†Southwestern Energy	280,646	1,316,230
World Fuel Services	34,464	995,665
†WPX Energy	206,625	2,708,854
		23,286,649
Paper & Forest Products–0.38%
Domtar	32,921	1,634,527
Louisiana-Pacific	70,326	1,714,548
		3,349,075
Personal Products–0.29%
†Edgewell Personal Care	28,388	1,245,949
Nu Skin Enterprises Class A	28,706	1,373,869
		2,619,818
Pharmaceuticals–0.54%
†Catalent	75,941	3,082,445
†Mallinckrodt	43,840	953,082
†Prestige Consumer Healthcare	27,321	817,171
		4,852,698
Professional Services–0.76%
†ASGN	27,648	1,755,371
Insperity	19,404	2,399,499
ManpowerGroup	31,451	2,600,683
		6,755,553
Real Estate Management & Development–0.49%
Jones Lang LaSalle	23,776	3,665,784
Realogy Holdings	60,300	687,420
		4,353,204
Road & Rail–1.74%
†Avis Budget Group	34,079	1,187,994
†Genesee & Wyoming Class A	29,245	2,548,409
Knight-Swift Transportation Holdings	64,952	2,122,631
Landstar System	20,880	2,284,063
Old Dominion Freight Line	34,099	4,923,555
Ryder System	27,847	1,726,236

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
Werner Enterprises	22,626	$ 772,678
		15,565,566
Semiconductors & Semiconductor Equipment–3.40%
†Cirrus Logic	31,013	1,304,717
†Cree	53,654	3,070,082
Cypress Semiconductor	189,226	2,823,252
†First Solar	39,029	2,062,292
†Integrated Device Technology	67,424	3,303,102
MKS Instruments	28,289	2,632,291
Monolithic Power Systems	20,693	2,803,694
†Silicon Laboratories	22,622	1,829,215
†Synaptics	17,717	704,251
Teradyne	90,381	3,600,779
Universal Display	22,129	3,382,418
Versum Materials	57,016	2,868,475
		30,384,568
Software–4.12%
†ACI Worldwide	60,952	2,003,492
Blackbaud	25,114	2,002,339
CDK Global	64,909	3,817,947
†CommVault Systems	20,414	1,321,602
†Fair Isaac	15,224	4,135,295
j2 Global	24,198	2,095,547
LogMeIn	26,773	2,144,517
†Manhattan Associates	34,246	1,887,297
†PTC	55,793	5,142,999
†Teradata	61,786	2,696,959
†Tyler Technologies	19,981	4,084,117
†Ultimate Software Group	16,580	5,473,556
		36,805,667
Specialty Retail–2.06%
Aaron's	35,495	1,867,037
American Eagle Outfitters	87,165	1,932,448
†AutoNation	30,267	1,081,137
Bed Bath & Beyond	71,602	1,216,518
Dick's Sporting Goods	38,653	1,422,817
†Five Below	29,120	3,618,160
†Michaels	46,120	526,690
†Murphy USA	15,702	1,344,405
†Sally Beauty Holdings	63,126	1,162,150
Signet Jewelers	26,532	720,609
†Urban Outfitters	39,031	1,156,879
Williams-Sonoma	42,039	2,365,535
		18,414,385
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.19%
†NCR	62,458	$ 1,704,479
		1,704,479
Textiles, Apparel & Luxury Goods–0.78%
Carter's	23,702	2,388,925
†Deckers Outdoor	15,257	2,242,626
†Skechers U.S.A. Class A	70,072	2,355,120
		6,986,671
Thrifts & Mortgage Finance–0.60%
†LendingTree	3,843	1,351,045
New York Community Bancorp	243,158	2,813,338
Washington Federal	42,223	1,219,823
		5,384,206
Trading Companies & Distributors–0.74%
GATX	19,019	1,452,481
MSC Industrial Direct Class A	23,754	1,964,693
†NOW	57,097	797,074
Watsco	16,854	2,413,662
		6,627,910
Water Utilities–0.38%
Aqua America	93,012	3,389,357
		3,389,357
Wireless Telecommunication Services–0.17%
Telephone & Data Systems	49,263	1,513,852
		1,513,852
Total Common Stock (Cost $739,201,107)		876,844,152

MONEY MARKET FUND–1.78%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	15,865,713	15,865,713
Total Money Market Fund (Cost $15,865,713)		15,865,713

TOTAL INVESTMENTS–100.04% (Cost $755,066,820)	892,709,865
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(383,196)
NET ASSETS APPLICABLE TO 72,829,959 SHARES OUTSTANDING–100.00%	$892,326,669

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
† Non-income producing.

The following futures contracts were outstanding at March 31, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
92	E-mini S&P MidCap 400 Index	$17,489,200	$17,269,580	6/21/19	$219,620	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$876,844,152	$—	$—	$876,844,152
Money Market Fund	15,865,713	—	—	15,865,713
Total Investments	$892,709,865	$—	$—	$892,709,865
Derivatives:

Assets:
Futures Contracts	$219,620	$—	$—	$219,620
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Mid-Cap Index Fund–9